Note 21 - Income Taxes (Details) - Reconciliation of Expected Income Taxes to Reported Income Tax Expenses: (Parentheticals)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Note 21 - Income Taxes (Details) - Reconciliation of Expected Income Taxes to Reported Income Tax Expenses: (Parentheticals) [Line Items]
Expected income tax expense (recovery) at statutory rate	25.00%	25.00%	27.00%